Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement
Fair value measurement
5. Fair value measurement
As of December 31, 2019 and 2020, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB’000	RMB’000	RMB’000	RMB’000
Assets:
Cash equivalents
Money market funds	3,590,620	3,590,620	—	—
Restricted cash	2,940,859	—	2,940,859	—
Short-term investments
Wealth management products	23,206,770	—	23,206,770	—
Investment securities
Listed equity securities	21,417,104	21,417,104	—	—

Total assets	51,155,353	25,007,724	26,147,629	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB’000	RMB’000	RMB’000	RMB’000
Assets:
Restricted cash	4,434,448	—	4,434,448	—
Short-term investments
Wealth management products	24,294,101	—	24,294,101	—
Investment securities
Listed equity securities	39,085,150	39,085,150	—	—

Total assets	67,813,699	39,085,150	28,728,549	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not availabl
e
, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
Cash equivalents
Money market funds. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
Restricted cash
Restricted cash is valued based on the pervasive interest rates in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments
Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The wealth management products usually have short original maturities of less than 1 year, the carrying value approximates to fair value.
As of December 31, 2019 and 2020, gross unrealized gains of RMB54,813,000 and RMB11,000 were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2018, 2019 and 2020, respectively.
Investment securities
Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. Starting from January 1, 2018, upon adoption of ASU
2016-01,
unrealized gains and losses during the year are recognized in others, net in the consolidated statements of operations and comprehensive income/(loss).
The following table summarizes the carrying value and fair value of the investment securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for Decline in Value	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2019	18,329,057	5,008,610	(1,920,563)	—	21,417,104
December 31, 202 0	18,078,773	24,002,167	(2,995,790)	—	39,085,150
The material investment securities are set out as below:
In 2017, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000,000,000. As of December 31, 2019 and 2020, the accumulated unrealized loss related to the investment in China Unicom was RMB688,141,000 and RMB1,734,993,000, respectively.
In 2017, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB2,794,547,000. In 2018 and 2019, the Group purchased additional shares with a total amount of RMB1,121,792,000. As of December 31, 2019 and 2020, the accumulated unrealized gain related to the investment in Vipshop was RMB1,077,422,000 and RMB5,349,265,000, respectively.
In 2017, the Group invested in Farfetch.com Limited (“Farfetch”) with a total consideration of RMB2,713,285,000, and this investment was accounted for as cost method investment as of December 31, 2017. On September 21, 2018, Farfetch completed its IPO on the New York Stock Exchange. Concurrently with Farfetch’s IPO, the Group purchased additional shares with a total amount of RMB186,155,000, and started to account for the investment at fair value. In 2020, the Group purchased additional shares with a total amount of RMB75,404,000 and sold approximately 44.2% of its investment in Farfetch. As of December 31, 2019 and 2020, the accumulated unrealized gain related to the investment in Farfetch was RMB159,589,000 and RMB8,519,601,000, respectively.
In 2018, the Group invested in ESR Cayman Limited (“ESR”) with a total consideration of RMB1,952,325,000, and this investment was accounted for as equity investment measured at fair value using the Measurement Alternative as of December 31, 2018. On November 1, 2019, ESR completed its IPO on the HKEX. Concurrently with ESR’s IPO, the Group sold approximately 3.4% of its investment in ESR and started to account for the remaining investment at fair value. In 2020, the Group further sold approximately 8.0% of its remaining investment in ESR. As of December 31, 2019 and 2020, the accumulated unrealized gain related to the investment in ESR was RMB1,777,252,000 and RMB3,267,484,000, respectively.
Other financial instruments
The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three months or less and longer than three months but less than one year have been classified as cash equivalents and short-term investments, respectively, in the consolidated balance sheets. The fair value of the Group’s time deposits is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2019 and 2020, the fair value of time deposits classified as cash equivalents and short-term investments amounted to RMB11,189,560,000 and RMB36,472,769,000, respectively. As of December 31, 2019 and 2020, time deposits with original maturities of more than one year with the fair value of nil and approximately RMB5,073,466,000, respectively, have been classified as other non-current
assets in the consolidated balance sheets.
Held-to-maturity
debt securities. Wealth management products that the Group has positive intent and ability to hold to maturity are accounted for as held-to-maturity
debt securities, classified as short-term investments in the consolidated balance sheets. The fair value of the Group’s held-to-maturity
debt securities is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2019 and 2020, the fair value of held-to-maturity
debt securities amounted to nil and RMB17,470,000,000, respectively.
Unsecured senior notes. The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy. As of December 31, 2019 and 2020, the fair value of unsecured senior notes amounted to RMB7,195,427,000 and RMB14,008,251,000, respectively.
Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate to fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Short-term borrowings and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term borrowings and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 in the fair value hierarchy due to the significance of unobservable inputs using company-specific information.
Investment in equity investees. Investments in privately held companies and publicly traded companies included in investment in equity investees in the consolidated balance sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies without readily determinable fair value were measured using significant unobservable inputs (Level 3) as of December 31, 2019 and 2020, and the impairment charges of RMB593,138,000, RMB1,612,139,000 and RMB201,646,000 were recorded in “others, net” in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2018, 2019 and 2020, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies and associated impairment charges are discussed in Note 8 —“Investment in equity investees”.